Long-term Debt - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Covenant compliance	As at December 31, 2016, the Company was in compliance with all of its covenants contained in its credit facilities.
Vessel's carrying value	$ 349,975	$ 371,018
Interest on long-term debt	17,224	15,455	$ 14,924
Accrued interest expense	1,683	2,262
Cash and cash equivalents	93,836	$ 139,314	$ 129,551	$ 62,575
Secured Long-term Debt
Debt Instrument [Line Items]
Vessel's carrying value	$ 323,331